ACCOUNTS RECEIVABLE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Receivables [Abstract]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 281,827		$ 281,827		$ 161,409	$ 163,571
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0	$ 0	5,992	$ 0	108,392	$ 0
Accounts Receivable, Allowance for Credit Loss, Writeoff			7,668		$ 101,512
Proceeds, Accounts Receivable, Previously Written Off, Recovery			$ 1,746